Consolidated Statements of Operations - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Income Statement [Abstract]
RENTAL REVENUE	$ 248,351	$ 214,235
OPERATING EXPENSES
Operating costs	91,813	72,443
Professional fees	91,764	62,275
Repairs and maintenance	20,519	18,161
Depreciation	93,638	90,228
Interest expense	137,911	170,228
Total operating expenses	435,645	413,335
NET LOSS	$ (187,294)	$ (199,100)
NET LOSS PER COMMON SHARE- BASIC AND DILUTED:	$ (0.10)	$ (0.11)
Weighted average common shares outstanding- basic and diluted	1,796,875	1,796,875